Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Feb. 27, 2026	Feb. 26, 2026	Jan. 13, 2026	Dec. 31, 2025	Aug. 28, 2025	Dec. 31, 2024	Nov. 12, 2024
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Earnout Agreement Amendment [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares			1,687,500
Issued shares			1,125,000
Issued shares			1,968,750
Letter Agreement [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Deferred fee			$ 500,000
Fee Income			$ 250,000
Weil Consulting Agreement [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			336,000
Merger Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares			3,093,750
Issued shares			1,125,000
Issued shares			1,968,750
Stockholder equity description			(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Merger Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares			3,093,750
Issued shares			1,125,000
Issued shares			1,968,750
Stockholder equity description			(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount					$ 20,000,000
August 2025 Bridge Loan Agreement [Member] | Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount		$ 11,000,000
Proceeds from loans		10,000,000
Original issue discount		$ 1,000,000
February Two Thousand Twenty Six Bridge Loan Agreement [Member] | Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount	$ 9,000,000
Loan amount available for initial draw	$ 16,000,000
Loan maturity date	Aug. 11, 2028
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued shares, granted			336,000
Share based compensation description			Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.
Common Class A [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001	$ 0.0001
Common Stock [Member] | Common Class A [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares
Common Stock [Member] | Common Class A [Member] | Earnout Agreement Amendment [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001